Income Taxes (Roll-forward of Unrecognized Tax Benefits) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Operating Loss Carryforwards [Line Items]
Total unrecognized tax benefits at beginning of fiscal year	¥ 5,245	¥ 4,401	¥ 3,374
Gross amount of increases (decreases) related to positions taken during prior years	(438)	(576)	455
Gross amount of increases related to positions taken during the current year	1,748	954	524
Amount of decreases related to settlements	0
Foreign exchange translation	488	466	48
Total unrecognized tax benefits at end of fiscal year	¥ 7,043	¥ 5,245	¥ 4,401